Schedule of Investments (unaudited)	iShares® U.S. Financials ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 24.5%
Bank of America Corp.	2,138,214	$63,398,045
Bank OZK	33,982	1,262,771
BOK Financial Corp.	8,772	647,900
Citigroup Inc.	584,772	33,910,928
Citizens Financial Group Inc.	120,023	4,373,638
Comerica Inc.	39,113	2,237,264
Commerce Bancshares Inc.	29,653	1,982,303
Cullen/Frost Bankers Inc.	15,726	1,450,566
East West Bancorp. Inc.	39,803	2,385,792
Fifth Third Bancorp.	200,104	5,789,009
First Citizens BancShares Inc./NC, Class A	2,032	1,211,052
First Financial Bankshares Inc.	39a,982	1,514,518
First Horizon Corp.	155,986	2,166,646
First Republic Bank/CA	48,854	7,083,342
FNB Corp.	90,565	892,971
Glacier Bancorp. Inc.	26,720	1,246,488
Home BancShares Inc./AR	42,940	910,328
Huntington Bancshares Inc./OH	286,037	3,782,839
JPMorgan Chase & Co.	845,439	108,782,636
KeyCorp	274,391	4,626,232
M&T Bank Corp.	36,049	4,775,411
People’s United Financial Inc.	119,519	1,632,630
Pinnacle Financial Partners Inc.	21,268	1,457,496
PNC Financial Services Group Inc. (The)	119,006	17,079,741
Popular Inc.	23,617	1,340,265
Prosperity Bancshares Inc.	26,046	1,756,542
Regions Financial Corp.	269,915	4,591,254
Signature Bank/New York NY	14,998	2,477,520
SVB Financial Group(a)	14,550	6,369,699
Synovus Financial Corp.	41,386	1,539,559
TCF Financial Corp.	42,797	1,663,091
Truist Financial Corp.	378,651	18,167,675
U.S. Bancorp.	385,041	16,499,007
UMB Financial Corp.	12,059	855,827
Umpqua Holdings Corp.	61,591	893,685
United Bankshares Inc./WV	36,344	1,150,651
Valley National Bancorp.	113,076	1,154,506
Webster Financial Corp.	25,465	1,190,489
Wells Fargo & Co.	1,161,273	34,698,837
Western Alliance Bancorp.	28,358	1,933,449
Wintrust Financial Corp.	16,291	980,555
Zions Bancorp NA	46,143	2,036,752
		373,899,909
Capital Markets — 18.6%
Affiliated Managers Group Inc.	12,700	1,399,413
Ameriprise Financial Inc.	33,138	6,557,016
Apollo Global Management Inc.	58,331	2,679,726
Ares Management Corp., Class A	26,518	1,197,553
Bank of New York Mellon Corp. (The)	228,984	9,120,433
BlackRock Inc.(b)	39,840	27,938,198
Blackstone Group Inc. (The), Class A	189,314	12,720,008
Carlyle Group Inc. (The)	32,658	1,053,874
Cboe Global Markets Inc.	30,272	2,776,851
Charles Schwab Corp. (The)	418,979	21,594,178
CME Group Inc.	100,830	18,324,844
Eaton Vance Corp., NVS	32,148	2,158,417
FactSet Research Systems Inc.	10,650	3,219,921
Federated Hermes Inc.	26,668	720,036
Security	Shares	Value

Capital Markets (continued)
Franklin Resources Inc.	76,532	$2,012,026
Goldman Sachs Group Inc. (The)	96,640	26,205,869
Interactive Brokers Group Inc., Class A	22,687	1,388,217
Intercontinental Exchange Inc.	157,648	17,396,457
Invesco Ltd.	105,981	2,182,149
Janus Henderson Group PLC	41,662	1,281,523
KKR & Co. Inc.	159,873	6,227,053
Lazard Ltd., Class A	31,602	1,302,002
LPL Financial Holdings Inc.	22,296	2,415,549
MarketAxess Holdings Inc.	10,673	5,771,531
Moody’s Corp.	45,365	12,078,885
Morgan Stanley	401,442	26,916,686
Morningstar Inc.	6,005	1,380,489
MSCI Inc.	23,282	9,203,375
Nasdaq Inc.	32,284	4,367,057
Northern Trust Corp.	58,469	5,214,850
Raymond James Financial Inc.	34,293	3,426,899
S&P Global Inc.	67,576	21,421,592
SEI Investments Co.	33,614	1,776,500
State Street Corp.	99,093	6,936,510
Stifel Financial Corp.	28,929	1,499,101
T Rowe Price Group Inc.	63,601	9,952,284
Tradeweb Markets Inc., Class A	25,525	1,551,665
Virtu Financial Inc., Class A	22,955	637,460
		284,006,197
Consumer Finance — 3.8%
Ally Financial Inc.	105,135	3,978,308
American Express Co.	183,192	21,297,902
Capital One Financial Corp.	128,472	13,394,491
Credit Acceptance Corp.(a)(c)	3,441	1,327,435
Discover Financial Services	86,089	7,191,875
FirstCash Inc.	11,567	681,065
Green Dot Corp., Class A(a)	13,930	699,704
LendingTree Inc.(a)	3,091	1,006,182
OneMain Holdings Inc.	21,258	989,772
PROG Holdings Inc.	18,959	894,486
Santander Consumer USA Holdings Inc.	19,713	435,657
SLM Corp.	105,003	1,457,442
Synchrony Financial	152,538	5,132,904
		58,487,223
Diversified Financial Services — 8.4%
Berkshire Hathaway Inc., Class B(a)	539,767	122,996,706
Equitable Holdings Inc.	112,690	2,792,458
Voya Financial Inc.	35,573	1,972,879
		127,762,043
Equity Real Estate Investment Trusts (REITs) — 19.0%
Alexandria Real Estate Equities Inc.	34,782	5,812,420
American Campus Communities Inc.	38,733	1,594,250
American Homes 4 Rent, Class A	75,178	2,272,631
American Tower Corp.	124,770	28,367,707
Americold Realty Trust	57,415	2,004,358
Apartment Income REIT Corp.(a)	42,001	1,628,379
Apartment Investment & Management Co., Class A	41,911	192,371
AvalonBay Communities Inc.	39,221	6,419,301
Boston Properties Inc.	39,859	3,637,931
Brixmor Property Group Inc.	83,636	1,415,957
Camden Property Trust.	27,430	2,801,975
CoreSite Realty Corp.	11,951	1,606,692
Corporate Office Properties Trust	31,586	829,764

Schedule of Investments (unaudited) (continued)	iShares® U.S. Financials ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Cousins Properties Inc.	41,746	$1,316,669
Crown Castle International Corp.	121,144	19,293,393
CubeSmart	54,992	1,915,921
CyrusOne Inc.	33,723	2,460,093
Digital Realty Trust Inc.	78,690	11,327,425
Douglas Emmett Inc.	46,345	1,284,220
Duke Realty Corp.	104,585	4,137,383
EastGroup Properties Inc.	11,056	1,494,108
Equinix Inc.	25,024	18,516,759
Equity Commonwealth	34,193	974,842
Equity LifeStyle Properties Inc.	47,484	2,888,927
Equity Residential	96,192	5,929,275
Essex Property Trust Inc.	18,332	4,392,531
Extra Space Storage Inc.	36,364	4,137,860
Federal Realty Investment Trust	19,345	1,693,848
First Industrial Realty Trust Inc.	36,095	1,466,901
Gaming and Leisure Properties Inc.	61,125	2,514,071
Healthcare Realty Trust Inc.	38,126	1,144,161
Healthcare Trust of America Inc., Class A	61,445	1,735,821
Healthpeak Properties Inc.	151,371	4,488,150
Highwoods Properties Inc.	29,382	1,101,531
Host Hotels & Resorts Inc.	197,575	2,677,141
Hudson Pacific Properties Inc.	42,529	996,880
Invitation Homes Inc.	157,570	4,645,164
Iron Mountain Inc.	80,728	2,718,112
JBG SMITH Properties	31,179	931,005
Kilroy Realty Corp.	29,584	1,675,342
Kimco Realty Corp.	121,870	2,012,074
Lamar Advertising Co., Class A	24,343	1,966,428
Lexington Realty Trust.	77,998	799,480
Life Storage Inc.	20,403	1,664,477
Medical Properties Trust Inc.	159,883	3,375,130
Mid-America Apartment Communities Inc.	32,182	4,272,160
National Health Investors Inc.	12,467	808,360
National Retail Properties Inc.	48,922	1,907,958
Omega Healthcare Investors Inc.	63,577	2,302,759
Physicians Realty Trust.	58,250	1,026,948
PotlatchDeltic Corp.	18,856	900,563
Prologis Inc.	207,627	21,427,106
PS Business Parks Inc.	5,672	772,073
Public Storage	42,723	9,724,609
Rayonier Inc.	38,524	1,184,613
Realty Income Corp.	98,614	5,824,143
Regency Centers Corp.	44,466	2,097,906
Rexford Industrial Realty Inc.	36,548	1,788,659
Sabra Health Care REIT Inc.	58,080	975,163
SBA Communications Corp.	31,208	8,384,653
Simon Property Group Inc.	92,098	8,558,667
SL Green Realty Corp.	20,872	1,408,443
Spirit Realty Capital Inc.	32,013	1,234,421
STORE Capital Corp.	66,206	2,053,710
Sun Communities Inc.	30,256	4,330,541
UDR Inc.	82,503	3,172,240
Ventas Inc.	105,284	4,850,434
VEREIT Inc.	61,329	2,160,621
VICI Properties Inc.	150,554	3,806,005
Vornado Realty Trust	44,053	1,751,547
Welltower Inc.	117,210	7,102,926
Weyerhaeuser Co.	209,651	6,539,015
Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
WP Carey Inc.	49,302	$3,273,653
		289,898,754
Insurance — 12.9%
Aflac Inc.	183,488	8,289,988
Alleghany Corp.	4,024	2,281,004
Allstate Corp. (The)	85,404	9,153,601
American Financial Group Inc./OH	19,698	1,854,370
American International Group Inc.	241,982	9,059,806
Aon PLC, Class A	64,211	13,041,254
Arch Capital Group Ltd.(a)	114,193	3,586,802
Arthur J Gallagher & Co.	54,016	6,233,986
Assurant Inc.	16,631	2,253,001
Athene Holding Ltd., Class A(a)	34,875	1,426,039
Axis Capital Holdings Ltd.	22,438	1,029,904
Brighthouse Financial Inc.(a)	25,086	887,041
Brown & Brown Inc.	66,212	2,853,075
Chubb Ltd.	126,782	18,468,334
Cincinnati Financial Corp.	42,100	3,540,189
CNA Financial Corp.	7,584	291,377
Enstar Group Ltd.(a)	3,684	737,574
Erie Indemnity Co., Class A, NVS	7,014	1,705,103
Everest Re Group Ltd.	11,196	2,363,252
Fidelity National Financial Inc.	82,307	2,987,744
First American Financial Corp.	31,404	1,642,115
Globe Life Inc.	26,982	2,438,903
Hanover Insurance Group Inc. (The)	10,423	1,172,275
Hartford Financial Services Group Inc. (The)	100,684	4,834,846
Kemper Corp.	17,262	1,214,382
Lincoln National Corp.	50,891	2,315,032
Loews Corp.	65,786	2,979,448
Markel Corp.(a)	3,872	3,753,826
Marsh & McLennan Companies Inc.	142,458	15,657,559
Mercury General Corp.	7,501	397,628
MetLife Inc.	214,858	10,345,413
Old Republic International Corp.	79,498	1,438,914
Primerica Inc.	11,012	1,534,082
Principal Financial Group Inc.	71,864	3,540,739
Progressive Corp. (The)	164,481	14,341,098
Prudential Financial Inc.	111,228	8,706,928
Reinsurance Group of America Inc.	19,031	1,999,206
RenaissanceRe Holdings Ltd.	14,307	2,152,345
RLI Corp.	11,111	1,075,323
Selective Insurance Group Inc.	16,790	1,091,014
Travelers Companies Inc. (The)	71,151	9,697,881
Unum Group.	57,155	1,327,711
White Mountains Insurance Group Ltd.	868	885,360
Willis Towers Watson PLC	36,203	7,347,037
WR Berkley Corp.	39,659	2,464,410
		196,396,919
IT Services — 10.2%
Mastercard Inc., Class A	202,259	63,972,499
Visa Inc., Class A	470,306	90,886,635
		154,859,134
Mortgage Real Estate Investment — 0.6%
AGNC Investment Corp.	152,730	2,382,588
Annaly Capital Management Inc.	393,639	3,196,348
Blackstone Mortgage Trust Inc., Class A	41,064	1,094,766
New Residential Investment Corp.	117,464	1,102,987

Schedule of Investments (unaudited) (continued)	iShares® U.S. Financials ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment (continued)
Starwood Property Trust Inc.	79,918	$1,499,262
		9,275,951
Professional Services — 0.7%
CoStar Group Inc.(a)	11,073	9,962,489

Real Estate Management & Development — 0.6%
CBRE Group Inc., Class A(a)	94,220	5,745,536
Howard Hughes Corp. (The)(a)	12,564	1,082,640
Jones Lang LaSalle Inc.(a)	14,379	2,102,353
		8,930,529
Thrifts & Mortgage Finance — 0.4%
Essent Group Ltd.	31,477	1,316,683
MGIC Investment Corp.	94,525	1,107,833
New York Community Bancorp. Inc.	129,942	1,359,193
Radian Group Inc.	54,063	1,038,010
Rocket Companies Inc., Class A(a)(c)	32,303	689,992
TFS Financial Corp.	13,517	238,845
		5,750,556
Total Common Stocks — 99.7%
(Cost: $1,595,766,954)		1,519,229,704
Security	Shares	Value

Short-Term Investments
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(b)(d)(e)	1,679,644	$1,680,652
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(d)	2,423,000	2,423,000
		4,103,652
Total Short-Term Investments — 0.3%
(Cost: $4,103,652)		4,103,652

Total Investments in Securities — 100.0%
(Cost: $1,599,870,606)		1,523,333,356

Other Assets, Less Liabilities — (0.0)%		(32,461)

Net Assets — 100.0%		$1,523,300,895

(a) Non-income producing security.

(b) Affiliate of the Fund.

(c) All or a portion of this security is on loan.

(d) Annualized 7-day yield as of period-end.

(e) All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$30,405	$1,693,397	(a)	$—	$(17,590)	$(25,560)	$1,680,652	1,679,644	$52,336	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,623,000	800,000	(a)	—	—	—	2,423,000	2,423,000	2,117		—
BlackRock Inc.	16,255,051	24,504,777		(19,918,104)	2,457,181	4,639,293	27,938,198	39,840	437,335		—
					$2,439,591	$4,613,733	$32,041,850		$491,788		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	30	03/19/21	$1,000	$14,425
S&P Select Sector Financial E-Mini Index.	34	03/19/21	3,025	(60,985)
				$(46,560)

Schedule of Investments (unaudited) (continued)	iShares® U.S. Financials ETF
January 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks.	$1,519,229,704	$—	$—	$1,519,229,704
Money Market Funds	4,103,652	—	—	4,103,652
	$1,523,333,356	$—	$—	$1,523,333,356
Derivative financial instruments(a)
Assets
Futures Contracts	$14,425	$—	$—	$14,425
Liabilities
Futures Contracts	(60,985)	—	—	(60,985)
	$(46,560)	$—	$—	$(46,560)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

4